Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income/ (loss)	$ (288,593)	$ (47,286)	$ 190,450
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	335,458	274,281	192,891
Commitments fees on undrawn line of credit	0	0	6,376
Amortization, write off of deferred financing fees	20,548	24,926	10,866
Amortization of convertible senior notes debt discount	38,855	34,144	26,516
Amortization of fair value of acquired time charters and drilling contracts	20,527	7,534	(5,557)
Amortization of cash flow hedge reserve	22,904	13,088	(11,539)
Vessel impairment charge	0	144,688	3,588
Loss/(gain) on sale of assets, net	1,179	3,357	(9,435)
Gain on contract cancellation	0	(6,202)	0
Gain on vessel insurance proceeds	0	(25,064)	0
Gain on sale of notes	(709)	(1,406)	0
Forfeitures of advances for vessel acquisitions	19,939	0	0
Amortization of stock based compensation	13,299	26,568	24,200
Interest income on restricted cash	0	(4,318)	(6,205)
Change in fair value of derivatives	(54,506)	(38,155)	48,439
Security deposits for derivatives	24,550	45,500	(37,900)
Amortization of free lubricants benefit	(14)	(15)	(24)
Changes in operating assets and liabilities:
Trade accounts receivable	(33,469)	(114,420)	41,477
Due from related parties	(14,540)	(5,211)	6,610
Other current and non-current assets	(58,277)	(52,013)	(6,208)
Accounts payable and other current and non-current liabilities	40,224	29,567	(10,336)
Pension liability	874	1,002	1,415
Accrued liabilities	57,277	45,561	14,133
Due to related parties	(2,768)	(5,805)	0
Deferred revenue	94,771	(1,116)	(2,956)
Net Cash Provided by Operating Activities	237,529	349,205	476,801
Cash Flows from Investing Activities:
Vessel insurance proceeds	0	58,200	0
Business acquisitions, net of cash acquired	0	(58,743)	0
Purchase of notes	0	(75,000)	0
Sale of notes	18,709	58,406	0
Advances for vessel acquisitions/rigs and drillships under construction	(276,956)	(2,221,427)	(890,098)
Delivery payment for rig / drillships under construction	0	0	(294,569)
Option for future construction of rigs/ drillships	0	0	(99,024)
Vessel acquisitions and improvements	(177,724)	0	(43,448)
Drilling rigs, drillships equipment and other improvements	(97,868)	(78,480)	(10,136)
Proceeds from sale of vessels and contract cancellation	116,834	119,059	73,317
Increase in restricted cash	0	0	(416,790)
Decrease in restricted cash	27,058	375,591	0
Net Cash Used in Investing Activities	(389,947)	(1,822,394)	(1,680,748)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	0	0	237,202
Proceeds from long-term credit facilities, term loans and senior notes	966,103	2,555,102	8,250
Proceeds from short-term credit facility	0	0	300,000
Payments of short term credit facility	0	(300,000)	(247,717)
Principal payments and repayments of long-term debt	(867,932)	(877,793)	(217,726)
Net proceeds from common stock issuance	0	0	341,774
Net proceeds from sale in ownerships of subsidiary	180,485	0	488,301
Proceeds from share-lending arrangement	0	0	100
Payment of financing costs, net	(35,431)	(44,507)	(7,876)
Net Cash Provided by Financing Activities	243,225	1,332,802	902,308
Net increase/ (decrease) in cash and cash equivalents	90,807	(140,387)	(301,639)
Cash and cash equivalents at beginning of year	251,143	391,530	693,169
Cash and cash equivalents at end of year	341,950	251,143	391,530
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest, net of amount capitalized	118,606	34,117	58,851
Income taxes	45,450	23,199	19,803
Non cash financing and investing activities:
Issuance of non-vested shares	0	90	45
Difference between the consideration received and the equity attributed to non-controlling interest	0	0	153,092
Fair value of preferred share dividend	$ 0	$ 4,466	$ 13,624